Quarterly Holdings Report
for
Fidelity® Capital Appreciation Fund
January 31, 2022
CAF-NPRT1-0422
1.813030.117
Common Stocks - 99.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 13.7%
Entertainment - 3.6%
Take-Two Interactive Software, Inc. (a)	203,200	33,191
Universal Music Group NV	3,628,500	89,585
Warner Music Group Corp. Class A	2,464,800	104,754
		227,530
Interactive Media & Services - 9.3%
Alphabet, Inc.:
Class A (a)	143,582	388,543
Class C (a)	45,456	123,366
Meta Platforms, Inc. Class A (a)	206,102	64,564
ZipRecruiter, Inc. (a)	164,700	3,572
Zoominfo Technologies, Inc. (a)	314,400	16,619
		596,664
Media - 0.8%
Ion Acquisition Corp. 2 Ltd. (b)	337,444	1,647
Liberty Media Corp. Liberty Formula One Group Series C (a)	796,600	47,979
		49,626
TOTAL COMMUNICATION SERVICES		873,820
CONSUMER DISCRETIONARY - 9.8%
Automobiles - 0.8%
Ferrari NV	203,989	47,113
XPeng, Inc. ADR (a)	26,300	923
		48,036
Diversified Consumer Services - 1.0%
Laureate Education, Inc. Class A	3,293,319	41,660
Mister Car Wash, Inc. (c)	1,109,500	19,083
		60,743
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A (a)	160,600	24,728
Flutter Entertainment PLC (a)	136,600	20,814
		45,542
Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc. (a)	101,728	304,316
Leisure Products - 0.2%
Peloton Interactive, Inc. Class A (a)(c)	389,800	10,653
Multiline Retail - 0.1%
Dollarama, Inc.	147,400	7,606
Specialty Retail - 1.5%
Floor & Decor Holdings, Inc. Class A (a)	76,200	8,284
TJX Companies, Inc.	695,700	50,070
Victoria's Secret & Co. (a)	723,100	40,371
		98,725
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	5,404	4,439
LVMH Moet Hennessy Louis Vuitton SE	23,738	19,438
On Holding AG	15,500	409
Samsonite International SA (a)(d)	10,832,100	22,639
		46,925
TOTAL CONSUMER DISCRETIONARY		622,546
CONSUMER STAPLES - 4.2%
Beverages - 2.2%
Keurig Dr. Pepper, Inc.	825,100	31,313
Monster Beverage Corp. (a)	598,938	51,940
The Coca-Cola Co.	872,300	53,219
		136,472
Household Products - 2.0%
Reckitt Benckiser Group PLC	837,816	67,882
The Clorox Co.	367,800	61,739
		129,621
TOTAL CONSUMER STAPLES		266,093
ENERGY - 1.3%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	1,179,800	32,374
Oil, Gas & Consumable Fuels - 0.8%
Canadian Natural Resources Ltd. (c)	717,200	36,520
Denbury, Inc. (a)	48,800	3,667
Range Resources Corp. (a)	461,900	8,892
		49,079
TOTAL ENERGY		81,453
FINANCIALS - 8.3%
Banks - 0.7%
M&T Bank Corp.	260,426	44,111
Capital Markets - 5.4%
BlackRock, Inc. Class A	72,200	59,416
CME Group, Inc.	436,338	100,140
MarketAxess Holdings, Inc.	65,000	22,391
Morgan Stanley	838,400	85,970
Morningstar, Inc.	161,195	46,329
MSCI, Inc.	46,400	24,876
S&P Global, Inc.	17,100	7,100
		346,222
Diversified Financial Services - 0.0%
EQRx, Inc. (a)	334,595	1,549
Insurance - 2.2%
American Financial Group, Inc.	256,300	33,391
Arthur J. Gallagher & Co.	460,441	72,722
BRP Group, Inc. (a)	475,200	14,503
Marsh & McLennan Companies, Inc.	105,100	16,148
		136,764
TOTAL FINANCIALS		528,646
HEALTH CARE - 15.9%
Biotechnology - 4.1%
Adamas Pharmaceuticals, Inc.:
rights (a)(e)	1,379,600	83
rights (a)(e)	1,379,600	83
Alnylam Pharmaceuticals, Inc. (a)	67,200	9,247
Applied Therapeutics, Inc. (a)	144,774	446
Cytokinetics, Inc. (a)	153,400	5,091
Erasca, Inc.	76,500	907
Evelo Biosciences, Inc. (a)	47,200	222
Galapagos NV sponsored ADR (a)	6,700	452
Gamida Cell Ltd. (a)(c)	1,122,170	3,737
Hookipa Pharma, Inc. (a)	292,700	439
Horizon Therapeutics PLC (a)	421,965	39,382
Innovent Biologics, Inc. (a)(d)	1,008,301	4,270
Prelude Therapeutics, Inc. (a)	24,000	238
Regeneron Pharmaceuticals, Inc. (a)	74,622	45,414
Rubius Therapeutics, Inc. (a)	64,338	434
Seres Therapeutics, Inc. (a)	138,300	1,153
Synlogic, Inc. (a)	943,600	1,972
Vertex Pharmaceuticals, Inc. (a)	576,500	140,118
Vor Biopharma, Inc. (a)	367,505	3,032
XOMA Corp. (a)(c)	236,500	4,900
		261,620
Health Care Equipment & Supplies - 1.7%
Axonics Modulation Technologies, Inc. (a)	88,900	4,217
Edwards Lifesciences Corp. (a)	374,000	40,841
Insulet Corp. (a)	6,700	1,662
Intuitive Surgical, Inc. (a)	137,975	39,210
Nevro Corp. (a)	42,007	2,760
Penumbra, Inc. (a)	71,061	16,060
		104,750
Health Care Providers & Services - 6.2%
Guardant Health, Inc. (a)	99,088	6,892
HealthEquity, Inc. (a)	854,200	45,648
Option Care Health, Inc. (a)	396,000	9,255
Tenet Healthcare Corp. (a)	431,000	31,946
UnitedHealth Group, Inc.	641,792	303,292
		397,033
Health Care Technology - 0.7%
Certara, Inc. (a)	453,400	12,119
Change Healthcare, Inc. (a)	1,627,700	32,033
Simulations Plus, Inc. (c)	62,200	2,645
		46,797
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	43,753	4,212
Bio-Techne Corp.	30,800	11,593
Bruker Corp.	470,848	31,358
Codexis, Inc. (a)	273,340	5,603
Danaher Corp.	168,839	48,252
Nanostring Technologies, Inc. (a)	39,503	1,372
Olink Holding AB ADR (a)	22,700	367
		102,757
Pharmaceuticals - 1.6%
Aclaris Therapeutics, Inc. (a)	200,300	2,187
Eli Lilly & Co.	254,485	62,448
Revance Therapeutics, Inc. (a)	258,300	3,443
Zoetis, Inc. Class A	175,220	35,007
		103,085
TOTAL HEALTH CARE		1,016,042
INDUSTRIALS - 9.9%
Aerospace & Defense - 1.6%
Airbus Group NV (a)	53,700	6,857
Axon Enterprise, Inc. (a)	57,400	8,032
HEICO Corp. Class A	162,219	17,795
Northrop Grumman Corp.	187,900	69,504
		102,188
Airlines - 0.8%
Ryanair Holdings PLC sponsored ADR (a)	487,826	54,451
Construction & Engineering - 0.2%
Willscot Mobile Mini Holdings (a)	279,000	10,334
Electrical Equipment - 1.0%
Ballard Power Systems, Inc. (a)(c)	23,900	249
Bloom Energy Corp. Class A (a)(c)	123,200	1,858
Ceres Power Holdings PLC (a)	707,700	5,917
Eaton Corp. PLC	171,600	27,187
Generac Holdings, Inc. (a)	104,573	29,529
		64,740
Machinery - 2.4%
Caterpillar, Inc.	28,200	5,684
Deere & Co.	110,200	41,479
Ingersoll Rand, Inc.	1,120,445	62,980
Otis Worldwide Corp.	473,700	40,468
		150,611
Professional Services - 2.6%
ASGN, Inc. (a)	108,600	12,475
Clarivate Analytics PLC (a)	386,800	6,367
Dun & Bradstreet Holdings, Inc. (a)	743,000	14,905
Experian PLC	995,859	41,595
KBR, Inc.	1,661,800	72,122
Kforce, Inc.	57,400	3,942
Upwork, Inc. (a)	451,456	12,280
		163,686
Trading Companies & Distributors - 1.3%
Azelis Group NV	107,700	2,742
Ferguson PLC	422,400	66,440
United Rentals, Inc. (a)	42,800	13,701
		82,883
TOTAL INDUSTRIALS		628,893
INFORMATION TECHNOLOGY - 29.1%
IT Services - 2.7%
Amadeus IT Holding SA Class A (a)	479,300	32,957
Cognizant Technology Solutions Corp. Class A	783,000	66,884
MongoDB, Inc. Class A (a)	69,419	28,122
Okta, Inc. (a)	6,800	1,346
Snowflake Computing, Inc. (a)	13,800	3,807
VeriSign, Inc. (a)	174,800	37,963
		171,079
Semiconductors & Semiconductor Equipment - 5.5%
Aixtron AG	601,700	12,511
ASML Holding NV	43,399	29,390
Enphase Energy, Inc. (a)	137,695	19,342
NVIDIA Corp.	649,836	159,119
Qualcomm, Inc.	532,747	93,636
SolarEdge Technologies, Inc. (a)	38,541	9,181
Universal Display Corp.	157,428	24,167
		347,346
Software - 15.7%
Adobe, Inc. (a)	169,424	90,523
Coupa Software, Inc. (a)	91,200	12,245
Epic Games, Inc. (a)(b)(e)	4,584	3,927
HashiCorp, Inc.	8,900	591
HubSpot, Inc. (a)	2,800	1,369
Intuit, Inc.	110,300	61,242
Mandiant, Inc. (a)	3,385,000	51,080
Manhattan Associates, Inc. (a)	179,748	24,063
Microsoft Corp.	2,009,910	625,041
Oracle Corp.	480,400	38,989
Palo Alto Networks, Inc. (a)	170,600	88,268
Samsara, Inc. (c)	36,800	666
Volue A/S (a)	671,800	4,004
		1,002,008
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	1,900,508	332,171
TOTAL INFORMATION TECHNOLOGY		1,852,604
MATERIALS - 5.3%
Chemicals - 3.3%
Albemarle Corp. U.S.	162,300	35,826
Axalta Coating Systems Ltd. (a)	565,200	16,736
CF Industries Holdings, Inc.	699,000	48,140
Sherwin-Williams Co.	234,935	67,311
The Chemours Co. LLC	1,332,100	43,573
		211,586
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	82,500	32,102
Metals & Mining - 1.5%
First Quantum Minerals Ltd.	880,349	21,684
Freeport-McMoRan, Inc.	1,470,700	54,739
Lynas Rare Earths Ltd. (a)	2,215,331	14,309
MP Materials Corp. (a)(c)	102,000	4,074
		94,806
TOTAL MATERIALS		338,494
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Prologis (REIT), Inc.	579,305	90,847
Welltower, Inc.	601,600	52,117
		142,964
Real Estate Management & Development - 0.0%
Doma Holdings, Inc. (b)	673,925	2,696
TOTAL REAL ESTATE		145,660
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	197,700	6,765
Brookfield Renewable Partners LP	83,900	2,815
		9,580
TOTAL COMMON STOCKS (Cost $4,452,802)		6,363,831

Convertible Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(e)	153,900	550
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
ASAPP, Inc. Series C (b)(e)	513,013	2,273
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(e)	110,923	5,180
Series C3 (a)(b)(e)	138,654	6,475
Series C4 (a)(b)(e)	37,518	1,752
Series C5 (b)(e)	75,216	3,513
		16,920
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,563)		19,743

Money Market Funds - 0.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.08% (f)	120	0
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	32,491,573	32,495
TOTAL MONEY MARKET FUNDS (Cost $32,495)		32,495

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $4,500,860)	6,416,069
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(41,780)
NET ASSETS - 100.0%	6,374,289

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,013,000 or 0.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,909,000 or 0.4% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ASAPP, Inc. Series C	4/30/21	3,384
Doma Holdings, Inc.	3/02/21	6,739
ElevateBio LLC Series C	3/09/21	646
Epic Games, Inc.	3/29/21	4,057
Illuminated Holdings, Inc. Series C2	7/07/20	2,773
Illuminated Holdings, Inc. Series C3	7/07/20	4,160
Illuminated Holdings, Inc. Series C4	1/08/21	1,351
Illuminated Holdings, Inc. Series C5	6/16/21	3,249
Ion Acquisition Corp. 2 Ltd.	6/24/21	3,374

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	150,736	288,223	438,959	6	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	8,109	90,684	66,298	12	-	-	32,495	0.1%
Total	158,845	378,907	505,257	18	-	-	32,495

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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